Research and Development Expenses	6 Months Ended
Jun. 30, 2025
Research and Development Expenses
Research and Development Expenses

15.  Research and Development Expenses

Research and development expenses are summarized as follows:

	Six Months Ended June 30,
	2025	2024

	(in US$’000)
Clinical trial related costs	38,019	55,728
Personnel compensation and related costs	30,063	36,858
Other research and development expenses	3,908	2,670
	71,990	95,256

Research and development expenses include expenditures for collaborative arrangements under ASC 808 to evaluate the combination of the Group’s drug compounds with the collaboration partners’ drug compounds. For the six months ended June 30, 2025 and 2024, the Group has incurred research and development expenses of US$3.2 million and US$4.1 million respectively, related to such collaborative arrangements.